Income Taxes	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
16. Income Taxes
Income before income taxes and the provision for income taxes in fiscal 2021, 2022 and 2023 are as follows:

	Millions of yen
	2021	2022	2023
Income before income taxes:
Japan	¥171,569	¥311,351	¥176,158
Overseas	115,992	193,525	191,010

	¥287,561	¥504,876	¥367,168

Provision for income taxes:
Current—
Japan	¥45,262	¥136,623	¥30,808
Overseas	19,967	38,433	27,490

	65,229	175,056	58,298

Deferred—
Japan	10,642	(631)	14,302
Overseas	14,876	12,839	14,900

	25,518	12,208	29,202

Provision for income taxes	¥90,747	¥187,264	¥87,500

In fiscal 2021, 2022 and 2023, the Company and its subsidiaries in Japan were subject to a National Corporation tax of approximately 24%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 4%, which in the aggregate result in a statutory income tax rate of approximately 31.5%.

Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2021, 2022 and 2023 are as follows:

	Millions of yen
	2021	2022	2023
Income before income taxes	¥287,561	¥504,876	¥367,168

Tax provision computed at the statutory rate	¥90,582	¥159,036	¥115,658
Increases (reductions) in taxes due to:
Change in valuation allowance	6,808	11,464	2,533
Nondeductible expenses	2,751	4,066	4,794
Nontaxable income	(1,629)	(2,611)	(3,347)
Effect of lower tax rates on certain subsidiaries	(12,895)	(16,584)	(19,631)
Effect of investor taxes on earnings of subsidiaries	4,590	8,155	4,789
Effect of the tax law and rate changes	1,158	(142)	180
Effect of sale or liquidation of subsidiaries	878	25,642	(16,754)
Other, net	(1,496)	(1,762)	(722)

Provision for income taxes	¥90,747	¥187,264	¥87,500

The effective income tax rate is different from the statutory income tax rate primarily because of certain nondeductible expenses, nontaxable income, changes in valuation allowance, the effect of lower tax rates on certain subsidiaries, effect of investor taxes on earnings of subsidiaries and effect of sale or liquidation of subsidiaries.
Total income tax expense recognized in fiscal 2021, 2022 and 2023 was allocated as follows:

	Millions of yen
	2021	2022	2023
Provision for income taxes	¥90,747	¥187,264	¥87,500
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(6,212)	(21,897)	(41,961)
Net change of debt valuation adjustments	(349)	(131)	20
Net change of defined benefit pension plans	2,615	4,889	1,630
Net change of foreign currency translation adjustments	(13,958)	(17,347)	(17,325)
Net change of unrealized gains (losses) on derivative instruments	1,883	4,734	3,514
Adjustments to retained earnings for changes in accounting principles*	(17,113)	(215)	0
Other direct adjustments to shareholders’ equity	1,521	214	36

Total income tax expense	¥59,134	¥157,511	¥33,414

*
The amount for fiscal 2021 reflects the tax effect of the adoption of Accounting Standards Update
2016-13
(“Measurement of Credit Losses on Financial Instruments”—ASC 326 (“Financial Instruments—Credit Losses”)). The amount for fiscal 2022 reflects the tax effect of the adoption of Accounting Standards Update
2019-12
(“Simplifying the Accounting for Income Taxes”—ASC 740 (“Income Taxes”)).

The tax effects of temporary differences and carryforwards giving rise to the deferred tax assets and liabilities as of March 31, 2022 and 2023 are as follows:

	Millions of yen
	2022	2023
Assets:
Net operating loss carryforwards	¥32,914	¥59,516
Allowance for credit losses	23,381	16,382
Investment in securities	6,685	12,745
Accrued expenses	23,900	25,735
Investment in operating leases	15,099	14,999
Property under facility operations	27,358	24,615
Installment loans	4,361	5,445
Unrealized losses on investment in securities	29,372	71,277
Lease liabilities	77,367	79,636
Other	91,837	103,210

	332,274	413,560
Less: valuation allowance	(35,155)	(37,287)

	297,119	376,273
Liabilities:
Net investment in Leases	13,501	10,599
Investment in operating leases	121,337	137,618
Unrealized gains on investment in securities	2,505	4,779
Deferred insurance policy acquisition costs	73,077	74,211
Policy liabilities and policy account balances	74,939	87,150
Property under facility operations	21,931	22,022
Other intangible assets	108,257	141,864
Undistributed earnings	59,134	76,281
Prepaid benefit cost	14,483	17,290
Advances paid	8,647	8,346
Right-of-use assets	77,003	78,631
Other	22,081	28,772

	596,895	687,563

Net deferred tax liability	¥299,776	¥311,290

Net deferred tax assets and liabilities at March 31, 2022 and 2023 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2022	2023
Other assets	¥46,065	¥48,292
Income taxes: Deferred	345,841	359,582

Net deferred tax liability	¥299,776	¥311,290

The valuation allowance is primarily recognized for deferred tax assets of consolidated subsidiaries with operating loss carryforwards. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and operating loss carryforwards are utilizable.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning
strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and operating loss carryforwards, net of the existing valuation allowances at March 31, 2023. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were increases of ¥6,191 million in fiscal 2021, increases of ¥13,595 million in fiscal 2022, and increases of ¥2,132 million in fiscal 2023. The decrease in the total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards were ¥553 million in fiscal 2021, ¥1,742 million in fiscal 2022 and ¥1,465 million in fiscal 2023. The adjustments to the beginning-of-the-year
amount in the total valuation allowance resulting from changes in judgment about the realizability of deferred tax assets in future years were net decreases of ¥743 million in fiscal 2021 (increases of ¥1,032 million and decreases of ¥1,775 million on a gross basis), net increases of ¥436 million in fiscal 2022 (increases of ¥1,947 million and decreases of ¥1,511 million on a gross basis), and net increases of ¥628 million in fiscal 2023 (increases of ¥2,120 million and decreases of ¥1,492 million on a gross basis), respectively.
The Company and certain subsidiaries have net operating loss carryforwards of ¥456,985 million at March 31, 2023, which expire as follows:

Years ending March 31,	Millions of yen
2024	¥17,360
202 5	21,183
202 6	24,810
202 7	13,686
202 8	7,993
Thereafter	279,892
Indefinite period	92,061

Total	¥456,985

The unrecognized tax benefits as of March 31, 2022 and 2023 were not material. The Company and its subsidiaries do not believe that it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2023.
The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2022 and 2023, and in the consolidated statements of income for the fiscal 2021, 2022 and 2023 were not material.
The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination in Japan for the tax years prior to fiscal 2021, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2018, respectively.
Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2019. Subsidiaries in the Netherlands remain subject to a tax examination for the tax years after fiscal 2016.